Vanguard® Energy Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Coal & Consumable Fuels (0.7%)
	Core Natural Resources Inc.	272,909	18,913
*	Uranium Energy Corp.	2,286,572	13,559
*	Centrus Energy Corp. Class A	91,879	11,661
	Peabody Energy Corp.	679,649	8,944
*	Hallador Energy Co.	179,691	3,100
*	Ur-Energy Inc.	2,780,187	2,271
			58,448
Integrated Oil & Gas (37.1%)
	Exxon Mobil Corp.	17,760,556	1,816,905
	Chevron Corp.	7,825,194	1,069,704
	Occidental Petroleum Corp.	2,853,901	116,382
			3,002,991
Oil & Gas Drilling (0.8%)
	Noble Corp. plc	664,131	16,451
*	Valaris Ltd.	335,605	12,625
	Patterson-UTI Energy Inc.	1,941,816	10,719
*	Transocean Ltd. (XNYS)	3,873,720	9,646
	Helmerich & Payne Inc.	524,294	7,995
*	Seadrill Ltd.	304,353	7,061
*	Nabors Industries Ltd. (XNYS)	93,190	2,405
			66,902
Oil & Gas Equipment & Services (8.7%)
	Schlumberger NV	6,232,002	205,968
	Baker Hughes Co.	4,577,516	169,597
	Halliburton Co.	4,079,562	79,919
	TechnipFMC plc	2,018,766	62,885
	NOV Inc.	1,923,617	23,083
	ChampionX Corp.	939,976	22,625
	Archrock Inc.	802,942	19,993
	Weatherford International plc	355,427	15,497
	Cactus Inc. Class A	341,662	14,008
*	Oceaneering International Inc.	549,638	10,482
*	Tidewater Inc.	255,602	10,150
	Liberty Energy Inc.	834,386	9,670
	Kodiak Gas Services Inc.	264,629	9,344
*	Helix Energy Solutions Group Inc.	900,906	5,577
	Solaris Energy Infrastructure Inc.	184,847	5,070
	Select Water Solutions Inc.	591,608	4,756
*	Expro Group Holdings NV	550,580	4,581
*	Bristow Group Inc.	151,359	4,429
*	Innovex International Inc.	289,904	4,001
[1]	Atlas Energy Solutions Inc.	323,840	3,935
	Aris Water Solutions Inc. Class A	167,943	3,701
	Core Laboratories Inc.	340,418	3,659
*	ProPetro Holding Corp.	625,930	3,380
	RPC Inc.	751,625	3,337
*	TETRA Technologies Inc.	1,081,615	2,899
*	DMC Global Inc.	306,113	1,977
*	Oil States International Inc.	442,969	1,927
			706,450
Oil & Gas Exploration & Production (25.7%)
	ConocoPhillips	5,832,215	497,780
	EOG Resources Inc.	2,579,266	280,031
	Hess Corp.	1,357,225	179,412
	EQT Corp.	2,635,231	145,280
	Diamondback Energy Inc.	884,706	119,037
	Expand Energy Corp.	972,723	112,962
	Texas Pacific Land Corp.	90,940	101,310

		Shares	Market Value ($000)
	Coterra Energy Inc.	3,545,080	86,181
	Devon Energy Corp.	2,272,109	68,754
*	Antero Resources Corp.	1,409,166	52,773
	Ovintiv Inc. (XNYS)	1,241,682	44,477
	Range Resources Corp.	1,161,878	44,198
	Permian Resources Corp.	2,834,543	35,744
	APA Corp.	1,763,443	29,996
	Chord Energy Corp.	299,572	26,961
	Viper Energy Inc.	629,132	24,970
	Matador Resources Co.	579,766	24,936
*	CNX Resources Corp.	756,693	24,426
	Magnolia Oil & Gas Corp. Class A	878,651	18,891
*	Gulfport Energy Corp.	79,132	15,154
	Murphy Oil Corp.	713,467	14,933
	California Resources Corp.	332,623	14,692
	SM Energy Co.	576,343	13,498
	Northern Oil & Gas Inc.	477,421	12,690
*	Comstock Resources Inc.	519,460	12,103
	Civitas Resources Inc.	391,179	10,707
	Crescent Energy Co. Class A	973,846	8,171
	Sitio Royalties Corp. Class A	475,133	8,110
*	Sable Offshore Corp.	280,526	8,074
*	Talos Energy Inc.	858,491	6,902
[1]	Kimbell Royalty Partners LP	498,092	6,525
	Vitesse Energy Inc.	227,413	4,760
*	Kosmos Energy Ltd.	2,713,550	4,504
	Granite Ridge Resources Inc.	593,681	3,336
	SandRidge Energy Inc.	336,918	3,305
*	Vital Energy Inc.	186,893	2,781
	Riley Exploration Permian Inc.	107,993	2,771
	VAALCO Energy Inc.	872,437	2,766
[1]	HighPeak Energy Inc.	246,320	2,436
*	BKV Corp.	113,272	2,435
[1]	W&T Offshore Inc.	1,591,730	2,356
	Berry Corp.	743,080	1,776
*	Ring Energy Inc.	1,700,998	1,255
			2,084,159
Oil & Gas Refining & Marketing (9.1%)
	Marathon Petroleum Corp.	1,484,485	238,616
	Phillips 66	1,906,688	216,371
	Valero Energy Corp.	1,464,648	188,896
	HF Sinclair Corp.	785,025	28,363
	World Kinect Corp.	347,617	9,521
	PBF Energy Inc. Class A	488,858	9,313
*	Par Pacific Holdings Inc.	377,531	8,151
	Delek US Holdings Inc.	413,003	7,950
	CVR Energy Inc.	262,153	6,132
*	REX American Resources Corp.	124,124	5,231
*	Calumet Inc.	373,668	5,224
*	Gevo Inc.	2,399,437	3,047
*	Clean Energy Fuels Corp.	1,506,395	2,696
*	Green Plains Inc.	477,542	1,986
			731,497
Oil & Gas Storage & Transportation (17.3%)
	Williams Cos. Inc.	5,626,870	340,482
	Kinder Morgan Inc.	9,224,543	258,656
	Cheniere Energy Inc.	1,036,889	245,732
	ONEOK Inc.	2,881,783	232,963
	Targa Resources Corp.	1,005,442	158,790
	DTE Midstream LLC	474,723	49,723
	Antero Midstream Corp.	1,785,673	33,535
	Hess Midstream LP Class A	632,650	23,408
*	Plains GP Holdings LP Class A	1,007,720	17,736
	Kinetik Holdings Inc.	227,108	10,115
	International Seaways Inc.	229,328	8,497
*	NextDecade Corp.	926,243	7,669
	Excelerate Energy Inc. Class A	209,242	5,886
	Dorian LPG Ltd.	242,555	5,193

		Shares	Market Value ($000)
[1]	New Fortress Energy Inc.	761,371	1,896
			1,400,281
Total Common Stocks (Cost $7,962,223)			8,050,728
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.342% (Cost $18,741)	187,436	18,742
Total Investments (99.6%) (Cost $7,980,964)			8,069,470
Common Stocks Sold Short (-0.0%)
Oil & Gas Equipment & Services (-0.0%)
*	NPK International Inc. (Proceeds $4)	(484)	(4)
Other Assets and Liabilities—Net (0.4%)			35,033
Net Assets (100.0%)			8,104,499
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,893.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $8,600 was received for securities on loan, of which $8,475 is held in Vanguard Market Liquidity Fund and $125 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
ConocoPhillips	8/29/25	BANA	9,303	(4.332)	—	(10)
Devon Energy Corp.	8/29/25	BANA	19,397	(4.332)	—	(22)
Occidental Petroleum Corp.	8/29/25	BANA	16,475	(4.337)	—	(57)
Schlumberger NV	8/29/25	BANA	8,956	(4.337)	—	(33)
					—	(122)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At May 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $440 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,050,728	—	—	8,050,728
Temporary Cash Investments	18,742	—	—	18,742
Total	8,069,470	—	—	8,069,470
Liabilities
Common Stocks	(4)	—	—	(4)
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(122)	—	(122)